Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated July 1, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective immediately, Good Hill Partners LP (“Good Hill”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Good Hill have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Good Hill in the Fund’s Prospectus are hereby removed.

Shareholders should retain this Supplement for future reference.

Filed pursuant to Rule 497(e)
File Nos. 333-185238 and 811-22743

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated July 1, 2021 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Statement of Additional Information, dated July 30, 2020, as supplemented

Removal of Sub-Adviser

Effective immediately, Good Hill Partners LP (“Good Hill”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by Good Hill have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to Good Hill in the Fund’s Statement of Additional Information are hereby removed.

Shareholders should retain this Supplement for future reference.